(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Emerging Markets Income
Fund - Class A, Class T, Class B
and Class C

Annual Report

December 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

U.S. Treasuries proved to be one of the best-performing investments of 2002, gaining nearly 12% for the year according to the Lehman Brothers® Treasury Index. In fact, all categories of investment-grade bonds finished the year in the plus column. Stocks, on the other hand, declined for the third consecutive year, but a strong fourth quarter left many equity investors hopeful of better things to come in 2003.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Emerging Markets Income Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T shares, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five year and life of fund total returns and dividends would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended December 31, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity® Adv Emerging Markets Income - CL A	11.80%	43.89%	158.25%
Fidelity Adv Emerging Markets Income - CL A (incl. 4.75% sales charge)	6.49%	37.06%	145.98%
JP EMBI Global	13.11%	44.08%	148.96%
Emerging Markets Debt Funds Average	11.26%	31.12%	n/a*

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on March 10, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the J.P. Morgan Emerging Markets Bond Index Global (EMBI Global) - a market value-weighted index of U.S. dollar denominated Brady bonds, Eurobonds, traded loans, and local market debt instruments issued by emerging markets sovereign and quasi-sovereign entities. The index currently covers 33 emerging market countries. You can also compare Class A's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended December 31, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Emerging Markets Income - CL A	11.80%	7.55%	11.36%
Fidelity Adv Emerging Markets Income - CL A (incl. 4.75% sales charge)	6.49%	6.51%	10.75%
JP EMBI Global	13.11%	7.58%	10.90%
Emerging Markets Debt Funds Average	11.26%	5.25%	n/a*

* Not available

Annual Report

Fidelity Advisor Emerging Markets Income Fund - Class A
Performance - continued

Average annual total returns take Class A's cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the results.)

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Emerging Markets Income Fund - Class A on March 10, 1994, when the fund started, and the current 4.75% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the J.P. Morgan Emerging Markets Bond Index Global (EMBI Global) did over the same period.3

Understanding Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

Annual Report

Total Return Components

	Years ended December 31,
	2002	2001	2000	1999	1998
Dividend returns	8.60%	10.84%	12.35%	11.93%	8.10%
Capital returns	3.20%	-4.49%	1.34%	24.42%	-30.04%
Total returns	11.80%	6.35%	13.69%	36.35%	-21.94%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

Dividends and Yield

Periods ended December 31, 2002	Past 1 month	Past 6 months	Past 1 year
Dividends per share	16.94¢	45.04¢	76.16¢
Annualized dividend rate	8.38%	8.54%	8.06%
30-day annualized yield	7.15%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $9.66 over the past one month, $9.19 over the past six months, and $9.45 over the past one year, you can compare the class' income distributions over these three periods. Any non-recurring distributions required by Federal tax regulations included in dividends per share have not been annualized. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's maximum 4.75% sales charge.

Annual Report

Fidelity Advisor Emerging Markets Income Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the past five year and life of fund total returns and dividends would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Annual Report

Fidelity Advisor Emerging Markets Income Fund - Class T
Performance - continued

Cumulative Total Returns

Periods ended December 31, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Emerging Markets Income - CL T	11.70%	43.32%	156.96%
Fidelity Adv Emerging Markets Income - CL T (incl. 3.50% sales charge)	7.79%	38.30%	147.97%
JP EMBI Global	13.11%	44.08%	148.96%
Emerging Markets Debt Funds Average	11.26%	31.12%	n/a*

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on March 10, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the J.P. Morgan Emerging Markets Bond Index Global (EMBI Global) - a market value-weighted index of U.S. dollar denominated Brady bonds, Eurobonds, traded loans, and local market debt instruments issued by emerging markets sovereign and quasi-sovereign entities. The index currently covers 33 emerging market countries. You can also compare Class T's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended December 31, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Emerging Markets Income - CL T	11.70%	7.46%	11.30%
Fidelity Adv Emerging Markets Income - CL T (incl. 3.50% sales charge)	7.79%	6.70%	10.85%
JP EMBI Global	13.11%	7.58%	10.90%
Emerging Markets Debt Funds Average	11.26%	5.25%	n/a*

Average annual total returns take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the results.)

* Not available

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Emerging Markets Income Fund - Class T on March 10, 1994, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the J.P. Morgan Emerging Markets Bond Index Global (EMBI Global) did over the same period.

3

Understanding Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

Annual Report

Fidelity Advisor Emerging Markets Income Fund - Class T
Performance - continued

Total Return Components

	Years ended December 31,
	2002	2001	2000	1999	1998
Dividend returns	8.49%	10.74%	12.30%	11.88%	7.99%
Capital returns	3.21%	-4.49%	1.34%	24.46%	-30.06%
Total returns	11.70%	6.25%	13.64%	36.34%	-22.07%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.

Dividends and Yield

Periods ended December 31, 2002	Past 1 month	Past 6 months	Past 1 year
Dividends per share	16.85¢	44.51¢	75.16¢
Annualized dividend rate	8.28%	8.45%	7.96%
30-day annualized yield	7.15%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $9.65 over the past one month, $9.17 over the past six months and $9.44 over the past one year, you can compare the class' income distributions over these three periods. Any non-recurring distributions required by Federal tax regulations included in dividends per share have not been annualized. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's maximum 3.50% sales charge.

Annual Report

Fidelity Advisor Emerging Markets Income Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at income, as reflected in its yield, to measure performance.

The initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Returns prior to June 30, 1994 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B shares' contingent deferred sales charge included in the past one year, past five year and life of fund total return figures are, 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the five year and life of fund total returns and dividends would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Annual Report

Fidelity Advisor Emerging Markets Income Fund - Class B
Performance - continued

Cumulative Total Returns

Periods ended December 31, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Emerging Markets Income - CL B	10.99%	38.71%	143.03%
Fidelity Adv Emerging Markets Income - CL B (incl. contingent deferred sales charge)	5.99%	36.97%	143.03%
JP EMBI Global	13.11%	44.08%	148.96%
Emerging Markets Debt Funds Average	11.26%	31.12%	n/a*

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on March 10, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the J.P. Morgan Emerging Markets Bond Index Global (EMBI Global) - a market value-weighted index of U.S. dollar denominated Brady bonds, Eurobonds, traded loans, and local market debt instruments issued by emerging markets sovereign and quasi-sovereign entities. The index currently covers 33 emerging market countries. You can also compare Class B's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended December 31, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Emerging Markets Income - CL B	10.99%	6.76%	10.60%
Fidelity Adv Emerging Markets Income - CL B (incl. contingent deferred sales charge)	5.99%	6.49%	10.60%
JP EMBI Global	13.11%	7.58%	10.90%
Emerging Markets Debt Funds Average	11.26%	5.25%	n/a*

Average annual total returns take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the results.)

* Not available

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Emerging Markets Income Fund - Class B on March 10, 1994, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the J.P. Morgan Emerging Markets Bond Index Global (EMBI Global) did over the same period.

3

Understanding Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

Annual Report

Fidelity Advisor Emerging Markets Income Fund - Class B
Performance - continued

Total Return Components

	Years ended December 31,
	2002	2001	2000	1999	1998
Dividend returns	7.70%	9.99%	11.49%	10.97%	7.45%
Capital returns	3.29%	-4.37%	1.34%	24.61%	-30.11%
Total returns	10.99%	5.62%	12.83%	35.58%	-22.66%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

Dividends and Yield

Periods ended December 31, 2002	Past 1 month	Past 6 months	Past 1 year
Dividends per share	16.29¢	41.37¢	68.75¢
Annualized dividend rate	7.54%	7.71%	7.24%
30-day annualized yield	6.68%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $9.72 over the past one month, $9.24 over the past six months, and $9.50 over the past one year, you can compare the class' income distributions over these three periods. Any non-recurring distributions required by Federal tax regulations included in dividends per share have not been annualized. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge.

Annual Report

Fidelity Advisor Emerging Markets Income Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at income, as reflected in its yield, to measure performance.

The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee that is reflected in returns after November 3, 1997. Returns between June 30, 1994 and November 3, 1997 are those of Class B shares and reflect Class B shares' 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Returns prior to June 30, 1994 are those of Class T shares and reflect Class T shares' 0.25% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns from January 1, 1996 through November 3, 1997 and prior to June 30, 1994 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, past five year and life of fund total return figures are 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the five year and life of fund total returns and dividends would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Annual Report

Fidelity Advisor Emerging Markets Income Fund - Class C
Performance - continued

Cumulative Total Returns

Periods ended December 31, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Emerging Markets Income - CL C	10.90%	38.41%	142.32%
Fidelity Adv Emerging Markets Income - CL C (incl. contingent deferred sales charge)	9.90%	38.41%	142.32%
JP EMBI Global	13.11%	44.08%	148.96%
Emerging Markets Debt Funds Average	11.26%	31.12%	n/a*

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case one year, five years or since the fund started on March 10, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the J.P. Morgan Emerging Markets Bond Index Global (EMBI Global) - a market value-weighted index of U.S. dollar denominated Brady bonds, Eurobonds, traded loans, and local market debt instruments issued by emerging markets sovereign and quasi-sovereign entities. The index currently covers 33 emerging market countries. You can also compare Class C's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended December 31, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Emerging Markets Income - CL C	10.90%	6.72%	10.56%
Fidelity Adv Emerging Markets Income - CL C (incl. contingent deferred sales charge)	9.90%	6.72%	10.56%
JP EMBI Global	13.11%	7.58%	10.90%
Emerging Markets Debt Funds Average	11.26%	5.25%	n/a*

Average annual total returns take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the results.)

* Not available

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Emerging Markets Income Fund - Class C on March 10, 1994, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the J.P. Morgan Emerging Markets Bond Index Global (EMBI Global) did over the same period.

3

Understanding Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

Annual Report

Fidelity Advisor Emerging Markets Income Fund - Class C
Performance - continued

Total Return Components

	Years ended December 31,
	2002	2001	2000	1999	1998
Dividend returns	7.60%	9.90%	11.39%	10.79%	7.41%
Capital returns	3.30%	-4.47%	1.45%	24.52%	-29.88%
Total returns	10.90%	5.43%	12.84%	35.31%	-22.47%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

Dividends and Yield

Periods ended December 31, 2002	Past 1 month	Past 6 months	Past 1 year
Dividends per share	16.23¢	40.90¢	67.76¢
Annualized dividend rate	7.48%	7.63%	7.15%
30-day annualized yield	6.61%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $9.70 over the past one month, $9.22 over the past six months, and $9.48 over the past one year, you can compare the class' income distributions over these three periods. Any non-recurring distributions required by Federal tax regulations included in dividends per share have not been annualized. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class C's contingent deferred sales charge.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

For the third time in the past four years, emerging-markets debt, as measured by the J.P. Morgan Emerging Markets Bond Index (EMBI) Global, provided investors a double-digit positive return. Only once in the past eight years has the index had a negative annual return, compared to three straight years of losses for most U.S. and developed-nation equity markets. For the overall 12-month period ending December 31, 2002, the EMBI Global index - which measures the performance of emerging-markets debt in more than 30 countries - was up 13.11%. That performance even topped the return of U.S. Treasuries, which gained 11.79% during the year, according to the Lehman Brothers® U.S. Treasury Index. Of the 30-plus countries in the emerging-markets debt benchmark, only five delivered negative returns, and only one - Brazil, with an average weighting of approximately 17% - made up a significant portion of the index. Russia, the third-largest component of the index with an average weighting of about 15% during the year, was the best performer, with a nearly 36% return. The index's largest representative, Mexico, also performed well, up more than 16%. Malaysia and South Korea were two other notable contributors, while Argentina and Uruguay were among the underperformers.

(Portfolio Manager photograph)
An interview with John Carlson, Portfolio Manager of Fidelity Advisor Emerging Markets Income Fund

Q. How did the fund perform, John?

A. For the 12 months ending December 31, 2002, the fund's Class A, Class T, Class B and Class C shares posted gains of 11.80%, 11.70%, 10.99% and 10.90%, respectively. The J.P. Morgan Emerging Markets Bond Index Global returned 13.11%, while the emerging markets debt funds average, as tracked by Lipper Inc., returned 11.26% for the same time period.

Q. What helped the fund generate a double-digit return for the period?

A. The challenge of political uncertainty that overhung the market in the first half of 2002 was resolved with elections in Brazil, Ecuador, Turkey and Colombia. For the most part, the market felt comfortable with the political changes put in place. As a result, the second half of the year was very strong for emerging-markets debt and it drove solid performance for the year. The fund benefited from its positioning in a diverse group of countries. An overweighting in Russia was particularly beneficial, as was the fund's positioning in Colombia and Turkey. I've maintained an overweighting in Russia for approximately three years, given the country's favorable economic and government developments. However, by the end of 2002, I gradually reduced this overweighting because the strong performance of Russian debt left its valuations less compelling on a relative basis. I moved some of the proceeds to Turkey and Colombia, and the fund's overweighting in Colombia in the second half of the period was favorable for performance. In May, Alvaro Uribe Velez prevailed in the Colombian presidential race. His demonstrated commitment to push structural reforms through the congress to fix Columbia's macroeconomic imbalances was rewarded by a near doubling in multilateral aid commitments to Colombia over the next several years.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What else helped the fund outperform?

A. The fund benefited from its increased weighting in Turkey as the year progressed. Turkey held elections in November that resulted in the Islamic-based AK party gaining a majority in the legislature. Although Turkish assets had weakened significantly in the first half of the year in response to the uncertainty, they rallied following the election. AK's leadership indicated it would continue pursuing an economic agenda broadly similar to that of the current government in terms of the country's International Monetary Fund (IMF) agreement, its approach to stabilization and reform, and progress toward membership in the European Union.

Q. What hurt performance?

A. Brazil was the primary detractor. While the fund had a neutral weighting in the country, security selection had a negative influence. The fund was out of the front end of the Brazilian yield curve, meaning we didn't own the country's shorter-term debt. Typically, during a stressful time in the market, the front end of the yield curve underperforms. In this case, however, because of IMF support, the government's buying back of its bonds and the refusal of two large bond holders to be pushed out of their positions, the front end outperformed the fund's longer-term Brazilian issues. At year end, I overweighted Brazil on the belief the markets would give the country's new president an opportunity to prove himself. Ecuador was another underperformer. I had built a small overweighted position given the country's construction of a second oil pipeline, the higher level of oil prices and the dollarization of the economy. I was more optimistic than I should have been. Securities sold off sharply as it became clear the market-friendly candidate was not going to win. The possible collapse of an IMF agreement exacerbated the situation. The fund now has a neutral weighting in Ecuador. A combination of security selection and an underweighted position in Mexico also detracted from performance.

Q. John, what's your outlook?

A. I'm mildly optimistic about the overall market for the upcoming year. Market confidence has increased with encouraging policy stances, robust economic data and the resolution of political uncertainty in key emerging-markets countries. The strengthening of commodity prices also is encouraging. Risks to a favorable outlook include potential turmoil from an invasion of Iraq, escalating tension on the Korean peninsula, a significant downturn in the U.S. economy and credit deterioration in selected countries, most notably Brazil, Venezuela, the Philippines and Turkey.

Annual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund

.

Fund Facts

Goal: seeks a high level of current income; as a secondary objective, the fund may seek capital appreciation

Start date: March 10, 1994

Size: as of December 31, 2002, more than $107 million

Manager: John Carlson, since 1995; joined Fidelity in 1995

3

John Carlson on emerging-markets debt versus U.S. high-yield debt:

"The J.P. Morgan EMBI Global index had annualized returns of 13.11%, 9.46% and 7.58% over the past one, three and five years ending December 31, 2002. This is in stark contrast to the U.S. high-yield market as measured by the Merrill Lynch US High Yield Master II Index (-1.89%, -0.86% and 0.52% for the same periods, respectively). In general, we've seen a deleveraging in the emerging-markets countries represented in the index. At the end of 2002, 40% of the index was made up of investment-grade countries. At the same time, U.S. high-yield companies were taking on more debt. Leverage ratios in the U.S. high-yield market, such as debt-to-equity and debt-to-cash flow, deteriorated over time. Another way of looking at the improving credit quality of emerging markets relative to U.S. high-yield debt is to compare the ratio of credit-rating upgrades versus downgrades. For emerging markets, this figure was 1.60 in 2002, up from 0.09 in 1998. Through October 2002, the ratio of upgrades to downgrades for the U.S. high-yield market was 0.23 versus 0.65 in 1998. While emerging-markets debt fundamentals have improved, their ability to access ´lenders of last resort,' such as multilateral (IMF, World Bank) and bilateral lenders (other countries), also was a positive factor relative to U.S. high-yield companies."

Annual Report

Investment Changes

Top Five Countries as of December 31, 2002
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazil	15.8	11.3
Mexico	15.6	16.7
Russia	14.3	19.6
Colombia	8.9	3.0
Turkey	5.2	0.0

Percentages are adjusted for the effect of open futures contracts, if applicable. Top countries are based upon location of issuer of each security, including where the fund is exposed to potential political and credit risks.

Top Five Holdings as of December 31, 2002
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazilian Federative Republic	14.4	8.3
Russian Federation	13.8	17.2
United Mexican States	9.9	12.3
Colombian Republic	8.9	3.0
Turkish Republic	4.5	0.0
	51.5
Asset Allocation (% of fund's net assets)
As of December 31, 2002	As of June 30, 2002
Corporate Bonds 14.0%	Corporate Bonds 13.9%
Government Obligations 74.8%	Government Obligations 70.4%
Stocks 0.6%	Stocks 5.3%
Other Investments 1.1%	Other Investments 0.8%
Short-Term Investments and Net Other Assets 9.5%	Short-Term Investments and Net Other Assets 9.6%

Annual Report

Investments December 31, 2002

Showing Percentage of Net Assets

Nonconvertible Bonds - 14.0%
		Principal Amount (d)	Value (Note 1)
Argentina - 0.5%
Disco SA yankee 9.875% 5/15/08		$ 180,000	$ 158,400
Mastellone Hermanos SA yankee 11.75% 4/1/08 (c)		540,000	162,000
YPF Sociedad Anonima yankee 7.75% 8/27/07		220,000	190,300
TOTAL ARGENTINA			510,700
Bermuda - 0.8%
APP China Group Ltd.:
14% 3/15/10 (c)(f)		1,125,000	315,000
14% 3/15/10 (Reg. S) (c)		2,040,000	571,200
TOTAL BERMUDA			886,200
British Virgin Islands - 0.2%
Cnooc Finance 2002 Ltd. 6.375% 3/8/12 (Reg. S)		175,000	192,938
Canada - 0.4%
Hurricane Hydrocarbons 12% 8/4/06		430,000	437,525
Germany - 1.5%
J.P. Morgan AG (Vimpel Communications) loan participation note:
10.45% 4/26/05 (f)		980,000	1,011,850
10.45% 4/26/05 (Reg. S)		565,000	583,363
TOTAL GERMANY			1,595,213
Indonesia - 0.3%
APP International Finance (Mauritius) Ltd.:
0% 7/5/03 (c)(f)		1,235,000	61,750
0% 7/5/03 (Reg. S) (c)		445,000	22,250
Indah Kiat Finance Mauritius Ltd. 10% 7/1/07 (c)		705,000	186,825
TOTAL INDONESIA			270,825
Luxembourg - 0.1%
Millicom International Cellular SA yankee 13.5% 6/1/06		300,000	144,000
Malaysia - 2.7%
Petroliam Nasional BHD (Petronas) 7.75% 8/15/15 (Reg. S)		375,000	429,141
Petronas Capital Ltd.:
6.375% 5/22/09 (f)	EUR	1,860,000	2,045,573
7% 5/22/12 (f)		375,000	412,266
TOTAL MALAYSIA			2,886,980
Nonconvertible Bonds - continued
		Principal Amount (d)	Value (Note 1)
Mexico - 5.7%
Alestra SA de RL de CV yankee:
12.125% 5/15/06 (c)		$ 210,000	$ 70,350
12.625% 5/15/09 (c)		280,000	93,800
Innova S. de R.L. yankee 12.875% 4/1/07		120,000	105,600
Pemex Project Funding Master Trust 8.5% 2/15/08		1,505,000	1,678,075
Petroleos Mexicanos 9.25% 3/30/18		2,725,000	3,058,813
Telefonos de Mexico SA de CV 8.25% 1/26/06		975,000	1,067,625
TOTAL MEXICO			6,074,263
Poland - 0.2%
PTC International Finance II SA euro 11.25% 12/1/09	EUR	230,000	255,966
Russia - 0.5%
Mobile Telesystems Finance SA 10.95% 12/21/04		490,000	515,725
Turkey - 0.7%
Cellco Finance NV yankee 12.75% 8/1/05		770,000	787,325
Ukraine - 0.2%
Kyivstar GSM 12.75% 11/21/05 (f)		155,000	156,550
United States of America - 0.2%
Freeport-McMoRan Copper & Gold, Inc. 7.2% 11/15/26		260,000	253,500
TOTAL NONCONVERTIBLE BONDS (Cost $15,275,254)			14,967,710
Government Obligations - 74.8%

Argentina - 2.5%
Argentinian Republic: BOCON:
0% 4/1/07 (c)(g)		436,116	49,600
4/1/07 January 2002 coupon (c)(i)		620,000	0
4/1/07 February 2002 coupon (c)(i)		620,000	0
4/1/07 March 2002 coupon (c)(i)		620,000	0
Brady:
floating rate bond 2.625% 3/31/05 (c)(g)		1,374,800	288,708
par L-GP 6% 3/31/23 (c)		1,675,000	770,500
7% 12/19/08 (c)(e)		2,565,000	570,713
Government Obligations - continued
		Principal Amount (d)	Value (Note 1)
Argentina - continued
Argentinian Republic: - continued
9.75% 9/19/27 (c)		$ 2,165,000	$ 433,000
11.375% 3/15/10 (c)		325,000	71,500
11.375% 1/30/17 (c)		1,035,000	245,813
11.75% 4/7/09 (c)		345,000	75,900
11.75% 6/15/15 (c)		335,000	76,715
12.375% 2/21/12 (c)		565,000	125,713
TOTAL ARGENTINA			2,708,162
Brazil - 14.4%
Brazilian Federative Republic:
Brady:
capitalization bond 8% 4/15/14		7,739,412	5,127,349
debt conversion bond 2.625% 4/15/12 (g)		1,990,000	1,094,500
par Z-L 6% 4/15/24		2,050,000	1,327,375
8.875% 4/15/24		7,855,000	4,280,975
11% 1/11/12		985,000	659,950
12% 4/15/10		980,000	712,950
12.25% 3/6/30		1,525,000	1,044,625
12.75% 1/15/20		1,140,000	809,400
14.5% 10/15/09		375,000	309,375
TOTAL BRAZIL			15,366,499
Bulgaria - 2.0%
Bulgarian Republic:
7.5% 1/15/13 (Reg. S)	EUR	970,000	1,071,869
8.25% 1/15/15 (f)		225,000	245,813
8.25% 1/15/15 (Reg. S)		760,000	830,300
TOTAL BULGARIA			2,147,982
China - 0.4%
People's Republic of China 6.8% 5/23/11		390,000	453,863
Colombia - 8.9%
Colombian Republic:
7.625% 2/15/07		455,000	443,625
8.625% 4/1/08		330,000	322,575
9.75% 4/23/09		305,000	315,675
10% 1/23/12		675,000	675,000
10.5% 6/13/06		375,000	401,250
10.5% 7/9/10		3,020,000	3,140,800
Government Obligations - continued
		Principal Amount (d)	Value (Note 1)
Colombia - continued
Colombian Republic: - continued
10.75% 1/15/13		$ 1,280,000	$ 1,328,000
11.75% 2/25/20		2,659,000	2,845,130
TOTAL COLOMBIA			9,472,055
Dominican Republic - 0.2%
Dominican Republic 9.5% 9/27/06 (Reg. S)		245,000	260,925
Ecuador - 0.8%
Ecuador Republic:
6% 8/15/30 (e)(f)		911,000	371,233
6% 8/15/30 (Reg. S) (e)		445,000	181,338
12% 11/15/12 (f)		239,000	128,463
12% 11/15/12 (Reg. S)		345,000	185,438
TOTAL ECUADOR			866,472
Egypt - 0.5%
Arab Republic 8.75% 7/11/11 (Reg. S)		475,000	520,125
Ivory Coast - 0.3%
Ivory Coast:
Brady past due interest 2% 3/29/18 (Reg. S) (c)(g)		1,192,250	166,915
FLIRB 2% 3/30/18 (Reg. S) (c)(g)		1,010,000	126,250
TOTAL IVORY COAST			293,165
Lebanon - 1.6%
Lebanese Republic:
8.75% 9/21/05 (Reg. S)		145,000	141,919
9.5% 12/14/04		285,000	290,700
9.875% 4/24/06		410,000	403,850
10.125% 8/6/08		200,000	197,000
10.25% 10/6/09 (Reg. S)		585,000	576,225
11.625% 5/11/16 (Reg. S)		50,000	48,000
TOTAL LEBANON			1,657,694
Lithuania - 0.2%
Lithuanian Republic 7.75% 2/22/05	EUR	225,000	256,012
Malaysia - 1.0%
Malaysian Government 7.5% 7/15/11		950,000	1,099,031
Government Obligations - continued
		Principal Amount (d)	Value (Note 1)
Mexico - 9.9%
United Mexican States:
value recovery:
rights 6/30/04 (h)		$ 2,470,000	$ 8,645
rights 6/30/05 (h)		2,470,000	1,235
rights 6/30/06 (h)		2,470,000	1,235
rights 6/30/07 (h)		2,470,000	1,235
7.5% 1/14/12		620,000	664,950
8.3% 8/15/31		2,015,000	2,125,825
8.625% 3/12/08		235,000	270,250
10.375% 2/17/09		1,865,000	2,298,613
11.375% 9/15/16		2,974,000	3,977,725
11.5% 5/15/26		875,000	1,194,375
TOTAL MEXICO			10,544,088
Nigeria - 1.4%
Central Bank of Nigeria:
Brady 6.25% 11/15/20		1,000,000	670,000
promissory note 5.092% 1/5/10		1,458,749	871,653
warrants 11/15/20 (a)(h)		1,000	0
TOTAL NIGERIA			1,541,653
Panama - 2.2%
Panamanian Republic:
8.25% 4/22/08		820,000	850,750
9.625% 2/8/11		1,395,000	1,531,013
TOTAL PANAMA			2,381,763
Peru - 2.7%
Peruvian Republic:
9.125% 1/15/08		1,440,000	1,468,800
9.125% 2/21/12		1,425,000	1,385,813
TOTAL PERU			2,854,613
Philippines - 0.8%
Philippine Republic:
8.375% 3/12/09		470,000	470,000
8.875% 4/15/08		375,000	390,000
TOTAL PHILIPPINES			860,000
Romania - 0.3%
Romanian Republic 8.5% 5/8/12 (Reg. S)	EUR	245,000	280,697
Government Obligations - continued
		Principal Amount (d)	Value (Note 1)
Russia - 13.8%
Russian Federation:
5% 3/31/30 (e)(f)		$ 6,335,000	$ 5,028,406
5% 3/31/30 (Reg. S) (e)		3,755,000	2,980,531
8.25% 3/31/10 (f)		920,557	973,489
8.25% 3/31/10 (Reg. S)		45,000	47,588
11% 7/24/18 (Reg. S)		2,727,000	3,265,583
12.75% 6/24/28 (Reg. S)		1,874,000	2,483,050
TOTAL RUSSIA			14,778,647
South Africa - 2.6%
South African Republic:
7.375% 4/25/12		1,360,000	1,472,200
9.125% 5/19/09		955,000	1,138,838
yankee 8.5% 6/23/17		175,000	198,188
TOTAL SOUTH AFRICA			2,809,226
Turkey - 4.5%
Turkish Republic:
10.5% 1/13/08		1,220,000	1,265,750
11.5% 1/23/12		415,000	428,488
11.75% 6/15/10		930,000	981,150
11.875% 1/15/30		1,010,000	1,055,450
12.375% 6/15/09		950,000	1,033,125
TOTAL TURKEY			4,763,963
Ukraine - 0.5%
Ukraine Government:
10% 3/15/07 (Reg. S)	EUR	302,400	314,712
11% 3/15/07 (Reg. S)		189,000	194,670
TOTAL UKRAINE			509,382
Uruguay - 0.1%
Uruguay Republic 7.875% 7/15/27		255,000	116,025
Venezuela - 3.2%
Venezuelan Republic:
oil recovery rights 4/15/20 (h)		4,005	0
9.25% 9/15/27		2,155,000	1,465,400
13.625% 8/15/18		245,000	214,375
Government Obligations - continued
		Principal Amount (d)	Value (Note 1)
Venezuela - continued
Venezuelan Republic: - continued
euro Brady:
par W-A 6.75% 3/31/20		$ 1,875,000	$ 1,495,313
par W-B 6.75% 3/31/20		360,000	287,100
TOTAL VENEZUELA			3,462,188
TOTAL GOVERNMENT OBLIGATIONS (Cost $73,314,287)			80,004,230
Common Stocks - 0.6%
	Shares
Brazil - 0.6%
Telebras sponsored ADR (Cost $870,860)	34,800	649,020
Sovereign Loan Participations - 0.3%
	Principal Amount (d)
Algeria - 0.3%
Algerian Republic loan participation:
Series 3 - Credit Suisse First Boston 2.625% 3/4/10 (g)	$ 258,769	234,186
Series 3 - Merrill Lynch, Pierce, Fenner & Smith, Inc. 2.625% 3/4/10 (g)	140,625	127,266
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $353,905)		361,452
Money Market Funds - 7.4%
	Shares
Fidelity Cash Central Fund, 1.43% (b) (Cost $7,863,291)	7,863,291	7,863,291
Purchased Options - 0.8%
Expiration Date/Strike Price		Underlying Face Amount	Value (Note 1)
Brazil - 0.8%
Lehman Brothers Holdings, Inc. Call Option on $4,820,000 notional amount of Brazilian Federative Republic bond 11% 8/17/40	March 2003/ $55.00	$ 3,024,550	$ 397,650
Salomon Brothers International, Ltd. Call Option on $7,191,434 notional amount of Brazilian Federative Republic Brady capitalization bond 8% 4/15/14	March 2003/ $60.00	4,764,325	460,252
TOTAL PURCHASED OPTIONS (Cost $494,879)			857,902
TOTAL INVESTMENT PORTFOLIO - 97.9% (Cost $98,172,476)	104,703,605
NET OTHER ASSETS - 2.1%	2,299,071
NET ASSETS - 100%	$ 107,002,676
Security Type Abbreviation
FLIRB	-	Front Loaded Interest Reduction Bonds
Currency Abbreviation
EUR	-	European Monetary Unit
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $10,750,393 or 10.0% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Quantity represents share amount.
(i) Represents right to receive interest payment on underlying security. Principal shown is original face of underlying security.
Other Information
The composition of credit quality ratings as a percentage of net assets, is as follows (ratings are unaudited):
Ratings
AAA, AA, A	1.4%
BBB	21.0
BB	29.6
B	29.9
CCC, CC, C	5.0
Not Rated	2.2
Equities	0.6
Other Investments	0.8
Short-Term and Net Other Assets	9.5
Total	100.0%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Purchases and sales of securities, other than short-term securities, aggregated $216,882,087 and $196,093,197, respectively.
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $361,452 or 0.3% of net assets.
Income Tax Information

At December 31, 2002, the fund had a capital loss carryforward of approximately $22,985,000 of which $12,498,000, $3,940,000, $1,507,000 and $5,040,000 will expire on December 31, 2006, 2007, 2009, and 2010, respectively.

The percentage of dividends distributed during the fiscal year representing income derived from sources within foreign countries or possessions of the United States for each class are 100%. (unaudited)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2002

Assets
Investment in securities, at value (cost $98,172,476) - See accompanying schedule		$ 104,703,605
Receivable for investments sold		394,243
Receivable for fund shares sold		285,233
Dividends receivable		18,477
Interest receivable		2,469,180
Total assets		107,870,738

Liabilities
Payable for fund shares redeemed	$ 302,706
Distributions payable	334,406
Accrued management fee	59,554
Distribution fees payable	34,204
Other payables and accrued expenses	137,192
Total liabilities		868,062

Net Assets		$ 107,002,676
Net Assets consist of:
Paid in capital		$ 122,864,793
Undistributed net investment income		1,287,861
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(23,627,747)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,477,769
Net Assets		$ 107,002,676

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2002

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($13,919,652 ÷ 1,438,817 shares)	$ 9.67

Maximum offering price per share (100/95.25 of $9.67)	$ 10.15
Class T: Net Asset Value and redemption price per share ($57,154,114 ÷ 5,917,135 shares)	$ 9.66

Maximum offering price per share (100/96.50 of $9.66)	$ 10.01
Class B: Net Asset Value and offering price per share ($20,902,599 ÷ 2,148,437 shares) A	$ 9.73

Class C: Net Asset Value and offering price per share ($6,640,642 ÷ 684,049 shares) A	$ 9.71

Institutional Class: Net Asset Value, offering price and redemption price per share ($8,385,669 ÷ 873,861 shares)	$ 9.60

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2002

Investment Income
Dividends		$ 139,244
Interest		8,933,783
		9,073,027
Less foreign taxes withheld		(10,322)
Total income		9,062,705

Expenses
Management fee	$ 644,635
Transfer agent fees	270,859
Distribution fees	372,897
Accounting fees and expenses	62,143
Non-interested trustees' compensation	333
Custodian fees and expenses	49,703
Registration fees	61,494
Audit	50,840
Legal	9,970
Miscellaneous	3,094
Total expenses before reductions	1,525,968
Expense reductions	(9,073)	1,516,895
Net investment income (loss)		7,545,810
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(2,557,568)
Foreign currency transactions	(19,973)
Total net realized gain (loss)		(2,577,541)
Change in net unrealized appreciation (depreciation) on: Investment securities	4,818,927
Assets and liabilities in foreign currencies	1,349
Total change in net unrealized appreciation (depreciation)		4,820,276
Net gain (loss)		2,242,735
Net increase (decrease) in net assets resulting from operations		$ 9,788,545

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2002	Year ended December 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,545,810	$ 9,334,851
Net realized gain (loss)	(2,577,541)	(4,638,426)
Change in net unrealized appreciation (depreciation)	4,820,276	(31,619)
Net increase (decrease) in net assets resulting from operations	9,788,545	4,664,806
Distributions to shareholders from net investment income	(7,504,786)	(8,736,166)
Share transactions - net increase (decrease)	24,203,830	903,240
Total increase (decrease) in net assets	26,487,589	(3,168,120)
Net Assets
Beginning of period	80,515,087	83,683,207
End of period (including undistributed net investment income of $1,287,861 and undistributed net investment income of $1,088,519, respectively)	$ 107,002,676	$ 80,515,087

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 9.37	$ 9.81	$ 9.68	$ 7.78	$ 11.12
Income from Investment Operations
Net investment income (loss) C	.771	1.100 E	.899	.821	.943
Net realized and unrealized gain (loss)	.291	(.501) E	.391	1.884	(3.275)
Total from investment operations	1.062	.599	1.290	2.705	(2.332)
Distributions from net investment income	(.762)	(1.039)	(.947)	(.805)	(.834)
Distributions in excess of net investment income	-	-	(.213)	-	-
Distributions from capital	-	-	-	-	(.174)
Total distributions	(.762)	(1.039)	(1.160)	(.805)	(1.008)
Net asset value, end of period	$ 9.67	$ 9.37	$ 9.81	$ 9.68	$ 7.78
Total Return A,B	11.80%	6.35%	13.69%	36.35%	(21.94)%
Ratios to Average Net Assets D
Expenses before expense reductions	1.36%	1.45%	1.41%	1.46%	1.72%
Expenses net of voluntary waivers, if any	1.36%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.35%	1.40%	1.39%	1.40%	1.39%
Net investment income (loss)	8.17%	11.39%E	8.98%	9.57%	10.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,920	$ 7,601	$ 6,010	$ 2,140	$ 2,829
Portfolio turnover rate	222%	271%	293%	275%	514%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 9.36	$ 9.80	$ 9.67	$ 7.77	$ 11.11
Income from Investment Operations
Net investment income (loss) C	.763	1.095 E	.899	.815	.975
Net realized and unrealized gain (loss)	.289	(.506) E	.385	1.886	(3.319)
Total from investment operations	1.052	.589	1.284	2.701	(2.344)
Distributions from net investment income	(.752)	(1.029)	(.942)	(.801)	(.824)
Distributions in excess of net investment income	-	-	(.212)	-	-
Distributions from capital	-	-	-	-	(.172)
Total distributions	(.752)	(1.029)	(1.154)	(.801)	(.996)
Net asset value, end of period	$ 9.66	$ 9.36	$ 9.80	$ 9.67	$ 7.77
Total Return A,B	11.70%	6.25%	13.64%	36.34%	(22.07)%
Ratios to Average Net Assets D
Expenses before expense reductions	1.47%	1.53%	1.46%	1.42%	1.50%
Expenses net of voluntary waivers, if any	1.47%	1.50%	1.46%	1.42%	1.50%
Expenses net of all reductions	1.46%	1.50%	1.45%	1.42%	1.48%
Net investment income (loss)	8.06%	11.29% E	8.92%	9.54%	9.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,154	$ 46,740	$ 49,125	$ 55,715	$ 53,643
Portfolio turnover rate	222%	271%	293%	275%	514%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 9.42	$ 9.85	$ 9.72	$ 7.80	$ 11.16
Income from Investment Operations
Net investment income (loss) C	.703	1.039 E	.835	.761	.907
Net realized and unrealized gain (loss)	.295	(.504) E	.383	1.904	(3.334)
Total from investment operations	.998	.535	1.218	2.665	(2.427)
Distributions from net investment income	(.688)	(.965)	(.888)	(.745)	(.772)
Distributions in excess of net investment income	-	-	(.200)	-	-
Distributions from capital	-	-	-	-	(.161)
Total distributions	(.688)	(.965)	(1.088)	(.745)	(.933)
Net asset value, end of period	$ 9.73	$ 9.42	$ 9.85	$ 9.72	$ 7.80
Total Return A,B	10.99%	5.62%	12.83%	35.58%	(22.66)%
Ratios to Average Net Assets D
Expenses before expense reductions	2.13%	2.22%	2.14%	2.10%	2.21%
Expenses net of voluntary waivers, if any	2.13%	2.15%	2.14%	2.10%	2.15%
Expenses net of all reductions	2.12%	2.15%	2.12%	2.10%	2.13%
Net investment income (loss)	7.39%	10.64% E	8.25%	8.86%	9.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,903	$ 15,736	$ 18,637	$ 19,054	$ 16,703
Portfolio turnover rate	222%	271%	293%	275%	514%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 9.40	$ 9.84	$ 9.70	$ 7.79	$ 11.11
Income from Investment Operations
Net investment income (loss) C	.690	1.025 E	.821	.750	.792
Net realized and unrealized gain (loss)	.298	(.509) E	.395	1.893	(3.191)
Total from investment operations	.988	.516	1.216	2.643	(2.399)
Distributions from net investment income	(.678)	(.956)	(.878)	(.733)	(.762)
Distributions in excess of net investment income	-	-	(.198)	-	-
Distributions from capital	-	-	-	-	(.159)
Total distributions	(.678)	(.956)	(1.076)	(.733)	(.921)
Net asset value, end of period	$ 9.71	$ 9.40	$ 9.84	$ 9.70	$ 7.79
Total Return A,B	10.90%	5.43%	12.84%	35.31%	(22.47)%
Ratios to Average Net Assets D
Expenses before expense reductions	2.24%	2.32%	2.25%	2.23%	4.84%
Expenses net of voluntary waivers, if any	2.24%	2.25%	2.25%	2.23%	2.25%
Expenses net of all reductions	2.23%	2.25%	2.24%	2.23%	2.23%
Net investment income (loss)	7.29%	10.54% E	8.13%	8.73%	9.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,641	$ 3,411	$ 3,157	$ 2,402	$ 964
Portfolio turnover rate	222%	271%	293%	275%	514%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 9.30	$ 9.75	$ 9.62	$ 7.74	$ 11.06
Income from Investment Operations
Net investment income (loss)B	.793	1.118 D	.928	.837	.931
Net realized and unrealized gain (loss)	.295	(.507) D	.392	1.868	(3.229)
Total from investment operations	1.088	.611	1.320	2.705	(2.298)
Distributions from net investment income	(.788)	(1.061)	(.972)	(.825)	(.846)
Distributions in excess of net investment income	-	-	(.218)	-	-
Distributions from capital	-	-	-	-	(.176)
Total distributions	(.788)	(1.061)	(1.190)	(.825)	(1.022)
Net asset value, end of period	$ 9.60	$ 9.30	$ 9.75	$ 9.62	$ 7.74
Total Return A	12.21%	6.53%	14.11%	36.59%	(21.75)%
Ratios to Average Net AssetsC
Expenses before expense reductions	1.09%	1.17%	1.12%	1.14%	2.30%
Expenses net of voluntary waivers, if any	1.09%	1.17%	1.12%	1.14%	1.25%
Expenses net of all reductions	1.08%	1.17%	1.11%	1.13%	1.24%
Net investment income (loss)	8.44%	11.62%D	9.27%	9.83%	10.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,386	$ 7,028	$ 6,754	$ 5,778	$ 1,434
Portfolio turnover rate	222%	271%	293%	275%	514%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2002

1. Significant Accounting Policies.

Fidelity Advisor Emerging Markets Income Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees. A debt obligation is removed from non-accrual status when the issuer resumes interest payments on when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, prior period premium and discount on debt securities, market discount, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 12,034,988
Unrealized depreciation	(4,976,168)
Net unrealized appreciation (depreciation)	7,058,820
Undistributed ordinary income	63,951
Capital loss carryforward	(22,984,855)
Cost for federal income tax purposes	$ 97,644,785

The tax character of distributions paid during the current and prior year was as follows:

Ordinary Income	$ 7,504,786	$ 8,736,166

Annual Report

Notes to Financial Statements - continued

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations, corporate obligations and mortgage loan obligations which may be below investment-grade quality, and equity securities. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Options. The fund may use options to manage its exposure to the bond market and to fluctuations in interest rates. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. The underlying face amount at value of any open options at period end is shown in the Schedule of Investments under the caption'"Purchased Options". This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities, except purchased options on foreign currency which are included in realized gains (losses) on foreign currency transactions.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

2. Operating Policies - continued

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the fund's average net assets and a group fee rate that averaged ..13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .68% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 17,192	$ -
Class T	0%	.25%	126,668	1,401
Class B	.65%	.25%	175,949	127,073
Class C	.75%	.25%	53,088	21,423
			$ 372,897	$ 149,897

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 29,258	$ 13,826
Class T	37,316	12,252
Class B*	75,943	75,943
Class C*	4,015	4,015
	$ 146,532	$ 106,036

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 32,701.28
Class T	147,794.29
Class B	60,690.31
Class C	16,836.32
Institutional Class	12,838.16
	$ 270,859

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $75,838 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $2,697 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $6,376.

7. Credit Risk.

The fund's relatively large investment in countries with limited or developing capital markets may involve greater risk than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.

Annual Report

Notes to Financial Statements - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended December 31,
	2002	2001
From net investment income
Class A	947,500	811,674
Class T	4,084,843	5,161,616
Class B	1,422,617	1,691,510
Class C	392,928	322,340
Institutional Class	656,898	749,026
Total	$ 7,504,786	$ 8,736,166

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended December 31,		Year ended December 31,
	2002	2001	2002	2001
Class A
Shares sold	852,071	428,785	$ 8,142,132	$ 4,193,098
Reinvestment of distributions	77,080	73,857	729,264	708,876
Shares redeemed	(301,622)	(304,198)	(2,802,024)	(2,921,547)
Net increase (decrease)	627,529	198,444	$ 6,069,372	$ 1,980,427
Class T
Shares sold	2,890,309	1,869,282	$ 27,599,098	$ 18,349,145
Reinvestment of distributions	370,834	460,399	3,505,686	4,422,496
Shares redeemed	(2,339,475)	(2,348,252)	(22,039,192)	(22,751,434)
Net increase (decrease)	921,668	(18,571)	$ 9,065,592	$ 20,207
Class B
Shares sold	1,131,813	622,591	$ 10,936,498	$ 6,152,786
Reinvestment of distributions	116,020	134,602	1,103,607	1,301,581
Shares redeemed	(769,945)	(978,625)	(7,251,068)	(9,560,038)
Net increase (decrease)	477,888	(221,432)	$ 4,789,037	$ (2,105,671)
Class C
Shares sold	456,033	127,398	$ 4,324,835	$ 1,243,203
Reinvestment of distributions	31,812	26,651	302,010	256,539
Shares redeemed	(166,655)	(112,113)	(1,545,439)	(1,094,824)
Net increase (decrease)	321,190	41,936	$ 3,081,406	$ 404,918
Institutional Class
Shares sold	380,303	136,939	$ 3,659,861	$ 1,319,442
Reinvestment of distributions	61,198	73,053	575,101	697,017
Shares redeemed	(323,244)	(147,257)	(3,036,539)	(1,413,100)
Net increase (decrease)	118,257	62,735	$ 1,198,423	$ 603,359

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Advisor Series VIII and the Shareholders of Fidelity Advisor Emerging Markets Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Emerging Markets Income Fund (a fund of Fidelity Advisor Series VIII) at December 31, 2002 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Emerging Markets Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 11, 2003

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 270 funds advised by FMR or an affiliate. Mr. McCoy oversees 272 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Emerging Markets Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1990

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), Chemical Financial Corporation, Computer Associates International Inc. (integrated computer software products, 2002), and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Philip L. Bullen (43)

Year of Election or Appointment: 2001

Vice President of Advisor Emerging Markets Income. Mr. Bullen also serves as Vice President of certain Equity Funds (2001) and certain High Income Funds (2001). He is Senior Vice President of FMR (2001) and FMR Co., Inc. (2001), President and a Director of Fidelity Management & Research (Far East) Inc. (2001), President and a Director of Fidelity Management & Research (U.K.) Inc. (2002), and a Director of Strategic Advisers, Inc. (2002). Before joining Fidelity Investments, Mr. Bullen was President and Chief Investment Officer of Santander Global Advisors (1997-2000) and President and Chief Executive Officer of Boston's Baring Asset Management Inc. (1994-1997).

John H. Carlson (52)

Year of Election or Appointment: 1996

Vice President of Advisor Emerging Markets Income. Mr. Carlson is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Carlson managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Advisor Emerging Markets Income. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Advisor Emerging Markets Income. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Emerging Markets Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). In 2001, Mr. Hayes was appointed President of Fidelity Investments Operations Group (FIOG), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John H. Costello (56)
Year of Election or Appointment: 1994 Assistant Treasurer of Advisor Emerging Markets Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Emerging Markets Income. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (47)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Emerging Markets Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (44)

Year of Election or Appointment: 2000

Assistant Treasurer of Advisor Emerging Markets Income. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Annual Report

Annual Report

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Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

EMI-ANN-0203 337851
1.540210.105

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity ® Advisor

Emerging Markets Income
Fund - Institutional Class

Annual Report

December 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

U.S. Treasuries proved to be one of the best-performing investments of 2002, gaining nearly 12% for the year according to the Lehman Brothers® Treasury Index. In fact, all categories of investment-grade bonds finished the year in the plus column. Stocks, on the other hand, declined for the third consecutive year, but a strong fourth quarter left many equity investors hopeful of better things to come in 2003.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Emerging Markets Income Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five year and life of fund total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended December 31, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity® Adv Emerging Markets Income - Inst CL	12.21%	45.79%	162.15%
JP EMBI Global	13.11%	44.08%	148.96%
Emerging Markets Debt Funds Average	11.26%	31.12%	n/a*

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years or since the fund started on March 10, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the J.P. Morgan Emerging Markets Bond Index Global (EMBI Global) - a market value-weighted index of U.S. dollar denominated Brady bonds, Eurobonds, traded loans, and local market debt instruments issued by emerging markets sovereign and quasi-sovereign entities. The index currently covers 33 emerging market countries. You can also compare Institutional Class' performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended December 31, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Emerging Markets Income - Inst CL	12.21%	7.83%	11.55%
JP EMBI Global	13.11%	7.58%	10.90%
Emerging Markets Debt Funds Average	11.26%	5.25%	n/a*

* Not available

Annual Report

Fidelity Advisor Emerging Markets Income Fund - Institutional Class
Performance - continued

Average annual total returns take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Emerging Markets Income Fund - Institutional Class on March 10, 1994, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the J.P. Morgan Emerging Markets Bond Index Global (EMBI Global) did over the same period.

3

Understanding Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

Annual Report

Total Return Components

	Years ended December 31,
	2002	2001	2000	1999	1998
Dividend returns	8.98%	11.15%	12.76%	12.30%	8.27%
Capital returns	3.23%	-4.62%	1.35%	24.29%	-30.02%
Total returns	12.21%	6.53%	14.11%	36.59%	-21.75%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effects of sales charges.

Dividends and Yield

Periods ended December 31, 2002	Past 1 month	Past 6 months	Past 1 year
Dividends per share	17.18¢	46.35¢	78.76¢
Annualized dividend rate	8.73%	8.90%	8.40%
30-day annualized yield	7.85%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $9.59 over the past one month, $9.12 over the past six months, and $9.38 over the past one year, you can compare the class' income distributions over these three periods. Any non-recurring distributions required by Federal tax regulations included in dividends per share have not been annualized. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

For the third time in the past four years, emerging-markets debt, as measured by the J.P. Morgan Emerging Markets Bond Index (EMBI) Global, provided investors a double-digit positive return. Only once in the past eight years has the index had a negative annual return, compared to three straight years of losses for most U.S. and developed-nation equity markets. For the overall 12-month period ending December 31, 2002, the EMBI Global index - which measures the performance of emerging-markets debt in more than 30 countries - was up 13.11%. That performance even topped the return of U.S. Treasuries, which gained 11.79% during the year, according to the Lehman Brothers® U.S. Treasury Index. Of the 30-plus countries in the emerging-markets debt benchmark, only five delivered negative returns, and only one - Brazil, with an average weighting of approximately 17% - made up a significant portion of the index. Russia, the third-largest component of the index with an average weighting of about 15% during the year, was the best performer, with a nearly 36% return. The index's largest representative, Mexico, also performed well, up more than 16%. Malaysia and South Korea were two other notable contributors, while Argentina and Uruguay were among the underperformers.

(Portfolio Manager photograph)
An interview with John Carlson, Portfolio Manager of Fidelity Advisor Emerging Markets Income Fund

Q. How did the fund perform, John?

A. For the 12 months ending December 31, 2002, the fund's Institutional Class shares returned 12.21%. The J.P. Morgan Emerging Markets Bond Index Global returned 13.11%, while the emerging markets debt funds average, as tracked by Lipper Inc., returned 11.26% for the same time period.

Q. What helped the fund generate a double-digit return for the period?

A. The challenge of political uncertainty that overhung the market in the first half of 2002 was resolved with elections in Brazil, Ecuador, Turkey and Colombia. For the most part, the market felt comfortable with the political changes put in place. As a result, the second half of the year was very strong for emerging-markets debt and it drove solid performance for the year. The fund benefited from its positioning in a diverse group of countries. An overweighting in Russia was particularly beneficial, as was the fund's positioning in Colombia and Turkey. I've maintained an overweighting in Russia for approximately three years, given the country's favorable economic and government developments. However, by the end of 2002, I gradually reduced this overweighting because the strong performance of Russian debt left its valuations less compelling on a relative basis. I moved some of the proceeds to Turkey and Colombia, and the fund's overweighting in Colombia in the second half of the period was favorable for performance. In May, Alvaro Uribe Velez prevailed in the Colombian presidential race. His demonstrated commitment to push structural reforms through the congress to fix Columbia's macroeconomic imbalances was rewarded by a near doubling in multilateral aid commitments to Colombia over the next several years.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What else helped the fund outperform?

A. The fund benefited from its increased weighting in Turkey as the year progressed. Turkey held elections in November that resulted in the Islamic-based AK party gaining a majority in the legislature. Although Turkish assets had weakened significantly in the first half of the year in response to the uncertainty, they rallied following the election. AK's leadership indicated it would continue pursuing an economic agenda broadly similar to that of the current government in terms of the country's International Monetary Fund (IMF) agreement, its approach to stabilization and reform, and progress toward membership in the European Union.

Q. What hurt performance?

A. Brazil was the primary detractor. While the fund had a neutral weighting in the country, security selection had a negative influence. The fund was out of the front end of the Brazilian yield curve, meaning we didn't own the country's shorter-term debt. Typically, during a stressful time in the market, the front end of the yield curve underperforms. In this case, however, because of IMF support, the government's buying back of its bonds and the refusal of two large bond holders to be pushed out of their positions, the front end outperformed the fund's longer-term Brazilian issues. At year end, I overweighted Brazil on the belief the markets would give the country's new president an opportunity to prove himself. Ecuador was another underperformer. I had built a small overweighted position given the country's construction of a second oil pipeline, the higher level of oil prices and the dollarization of the economy. I was more optimistic than I should have been. Securities sold off sharply as it became clear the market-friendly candidate was not going to win. The possible collapse of an IMF agreement exacerbated the situation. The fund now has a neutral weighting in Ecuador. A combination of security selection and an underweighted position in Mexico also detracted from performance.

Q. John, what's your outlook?

A. I'm mildly optimistic about the overall market for the upcoming year. Market confidence has increased with encouraging policy stances, robust economic data and the resolution of political uncertainty in key emerging-markets countries. The strengthening of commodity prices also is encouraging. Risks to a favorable outlook include potential turmoil from an invasion of Iraq, escalating tension on the Korean peninsula, a significant downturn in the U.S. economy and credit deterioration in selected countries, most notably Brazil, Venezuela, the Philippines and Turkey.

Annual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income; as a secondary objective, the fund may seek capital appreciation

Start date: March 10, 1994

Size: as of December 31, 2002, more than $107 million

Manager: John Carlson, since 1995; joined Fidelity in 1995

3

John Carlson on emerging-markets debt versus U.S. high-yield debt:

"The J.P. Morgan EMBI Global index had annualized returns of 13.11%, 9.46% and 7.58% over the past one, three and five years ending December 31, 2002. This is in stark contrast to the U.S. high-yield market as measured by the Merrill Lynch US High Yield Master II Index (-1.89%, -0.86% and 0.52% for the same periods, respectively). In general, we've seen a deleveraging in the emerging-markets countries represented in the index. At the end of 2002, 40% of the index was made up of investment-grade countries. At the same time, U.S. high-yield companies were taking on more debt. Leverage ratios in the U.S. high-yield market, such as debt-to-equity and debt-to-cash flow, deteriorated over time. Another way of looking at the improving credit quality of emerging markets relative to U.S. high-yield debt is to compare the ratio of credit-rating upgrades versus downgrades. For emerging markets, this figure was 1.60 in 2002, up from 0.09 in 1998. Through October 2002, the ratio of upgrades to downgrades for the U.S. high-yield market was 0.23 versus 0.65 in 1998. While emerging-markets debt fundamentals have improved, their ability to access ´lenders of last resort,' such as multilateral (IMF, World Bank) and bilateral lenders (other countries), also was a positive factor relative to U.S. high-yield companies."

Annual Report

Investment Changes

Top Five Countries as of December 31, 2002
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazil	15.8	11.3
Mexico	15.6	16.7
Russia	14.3	19.6
Colombia	8.9	3.0
Turkey	5.2	0.0

Percentages are adjusted for the effect of open futures contracts, if applicable. Top countries are based upon location of issuer of each security, including where the fund is exposed to potential political and credit risks.

Top Five Holdings as of December 31, 2002
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazilian Federative Republic	14.4	8.3
Russian Federation	13.8	17.2
United Mexican States	9.9	12.3
Colombian Republic	8.9	3.0
Turkish Republic	4.5	0.0
	51.5
Asset Allocation (% of fund's net assets)
As of December 31, 2002	As of June 30, 2002
Corporate Bonds 14.0%	Corporate Bonds 13.9%
Government Obligations 74.8%	Government Obligations 70.4%
Stocks 0.6%	Stocks 5.3%
Other Investments 1.1%	Other Investments 0.8%
Short-Term Investments and Net Other Assets 9.5%	Short-Term Investments and Net Other Assets 9.6%

Annual Report

Investments December 31, 2002

Showing Percentage of Net Assets

Nonconvertible Bonds - 14.0%
		Principal Amount (d)	Value (Note 1)
Argentina - 0.5%
Disco SA yankee 9.875% 5/15/08		$ 180,000	$ 158,400
Mastellone Hermanos SA yankee 11.75% 4/1/08 (c)		540,000	162,000
YPF Sociedad Anonima yankee 7.75% 8/27/07		220,000	190,300
TOTAL ARGENTINA			510,700
Bermuda - 0.8%
APP China Group Ltd.:
14% 3/15/10 (c)(f)		1,125,000	315,000
14% 3/15/10 (Reg. S) (c)		2,040,000	571,200
TOTAL BERMUDA			886,200
British Virgin Islands - 0.2%
Cnooc Finance 2002 Ltd. 6.375% 3/8/12 (Reg. S)		175,000	192,938
Canada - 0.4%
Hurricane Hydrocarbons 12% 8/4/06		430,000	437,525
Germany - 1.5%
J.P. Morgan AG (Vimpel Communications) loan participation note:
10.45% 4/26/05 (f)		980,000	1,011,850
10.45% 4/26/05 (Reg. S)		565,000	583,363
TOTAL GERMANY			1,595,213
Indonesia - 0.3%
APP International Finance (Mauritius) Ltd.:
0% 7/5/03 (c)(f)		1,235,000	61,750
0% 7/5/03 (Reg. S) (c)		445,000	22,250
Indah Kiat Finance Mauritius Ltd. 10% 7/1/07 (c)		705,000	186,825
TOTAL INDONESIA			270,825
Luxembourg - 0.1%
Millicom International Cellular SA yankee 13.5% 6/1/06		300,000	144,000
Malaysia - 2.7%
Petroliam Nasional BHD (Petronas) 7.75% 8/15/15 (Reg. S)		375,000	429,141
Petronas Capital Ltd.:
6.375% 5/22/09 (f)	EUR	1,860,000	2,045,573
7% 5/22/12 (f)		375,000	412,266
TOTAL MALAYSIA			2,886,980
Nonconvertible Bonds - continued
		Principal Amount (d)	Value (Note 1)
Mexico - 5.7%
Alestra SA de RL de CV yankee:
12.125% 5/15/06 (c)		$ 210,000	$ 70,350
12.625% 5/15/09 (c)		280,000	93,800
Innova S. de R.L. yankee 12.875% 4/1/07		120,000	105,600
Pemex Project Funding Master Trust 8.5% 2/15/08		1,505,000	1,678,075
Petroleos Mexicanos 9.25% 3/30/18		2,725,000	3,058,813
Telefonos de Mexico SA de CV 8.25% 1/26/06		975,000	1,067,625
TOTAL MEXICO			6,074,263
Poland - 0.2%
PTC International Finance II SA euro 11.25% 12/1/09	EUR	230,000	255,966
Russia - 0.5%
Mobile Telesystems Finance SA 10.95% 12/21/04		490,000	515,725
Turkey - 0.7%
Cellco Finance NV yankee 12.75% 8/1/05		770,000	787,325
Ukraine - 0.2%
Kyivstar GSM 12.75% 11/21/05 (f)		155,000	156,550
United States of America - 0.2%
Freeport-McMoRan Copper & Gold, Inc. 7.2% 11/15/26		260,000	253,500
TOTAL NONCONVERTIBLE BONDS (Cost $15,275,254)			14,967,710
Government Obligations - 74.8%

Argentina - 2.5%
Argentinian Republic: BOCON:
0% 4/1/07 (c)(g)		436,116	49,600
4/1/07 January 2002 coupon (c)(i)		620,000	0
4/1/07 February 2002 coupon (c)(i)		620,000	0
4/1/07 March 2002 coupon (c)(i)		620,000	0
Brady:
floating rate bond 2.625% 3/31/05 (c)(g)		1,374,800	288,708
par L-GP 6% 3/31/23 (c)		1,675,000	770,500
7% 12/19/08 (c)(e)		2,565,000	570,713
Government Obligations - continued
		Principal Amount (d)	Value (Note 1)
Argentina - continued
Argentinian Republic: - continued
9.75% 9/19/27 (c)		$ 2,165,000	$ 433,000
11.375% 3/15/10 (c)		325,000	71,500
11.375% 1/30/17 (c)		1,035,000	245,813
11.75% 4/7/09 (c)		345,000	75,900
11.75% 6/15/15 (c)		335,000	76,715
12.375% 2/21/12 (c)		565,000	125,713
TOTAL ARGENTINA			2,708,162
Brazil - 14.4%
Brazilian Federative Republic:
Brady:
capitalization bond 8% 4/15/14		7,739,412	5,127,349
debt conversion bond 2.625% 4/15/12 (g)		1,990,000	1,094,500
par Z-L 6% 4/15/24		2,050,000	1,327,375
8.875% 4/15/24		7,855,000	4,280,975
11% 1/11/12		985,000	659,950
12% 4/15/10		980,000	712,950
12.25% 3/6/30		1,525,000	1,044,625
12.75% 1/15/20		1,140,000	809,400
14.5% 10/15/09		375,000	309,375
TOTAL BRAZIL			15,366,499
Bulgaria - 2.0%
Bulgarian Republic:
7.5% 1/15/13 (Reg. S)	EUR	970,000	1,071,869
8.25% 1/15/15 (f)		225,000	245,813
8.25% 1/15/15 (Reg. S)		760,000	830,300
TOTAL BULGARIA			2,147,982
China - 0.4%
People's Republic of China 6.8% 5/23/11		390,000	453,863
Colombia - 8.9%
Colombian Republic:
7.625% 2/15/07		455,000	443,625
8.625% 4/1/08		330,000	322,575
9.75% 4/23/09		305,000	315,675
10% 1/23/12		675,000	675,000
10.5% 6/13/06		375,000	401,250
10.5% 7/9/10		3,020,000	3,140,800
Government Obligations - continued
		Principal Amount (d)	Value (Note 1)
Colombia - continued
Colombian Republic: - continued
10.75% 1/15/13		$ 1,280,000	$ 1,328,000
11.75% 2/25/20		2,659,000	2,845,130
TOTAL COLOMBIA			9,472,055
Dominican Republic - 0.2%
Dominican Republic 9.5% 9/27/06 (Reg. S)		245,000	260,925
Ecuador - 0.8%
Ecuador Republic:
6% 8/15/30 (e)(f)		911,000	371,233
6% 8/15/30 (Reg. S) (e)		445,000	181,338
12% 11/15/12 (f)		239,000	128,463
12% 11/15/12 (Reg. S)		345,000	185,438
TOTAL ECUADOR			866,472
Egypt - 0.5%
Arab Republic 8.75% 7/11/11 (Reg. S)		475,000	520,125
Ivory Coast - 0.3%
Ivory Coast:
Brady past due interest 2% 3/29/18 (Reg. S) (c)(g)		1,192,250	166,915
FLIRB 2% 3/30/18 (Reg. S) (c)(g)		1,010,000	126,250
TOTAL IVORY COAST			293,165
Lebanon - 1.6%
Lebanese Republic:
8.75% 9/21/05 (Reg. S)		145,000	141,919
9.5% 12/14/04		285,000	290,700
9.875% 4/24/06		410,000	403,850
10.125% 8/6/08		200,000	197,000
10.25% 10/6/09 (Reg. S)		585,000	576,225
11.625% 5/11/16 (Reg. S)		50,000	48,000
TOTAL LEBANON			1,657,694
Lithuania - 0.2%
Lithuanian Republic 7.75% 2/22/05	EUR	225,000	256,012
Malaysia - 1.0%
Malaysian Government 7.5% 7/15/11		950,000	1,099,031
Government Obligations - continued
		Principal Amount (d)	Value (Note 1)
Mexico - 9.9%
United Mexican States:
value recovery:
rights 6/30/04 (h)		$ 2,470,000	$ 8,645
rights 6/30/05 (h)		2,470,000	1,235
rights 6/30/06 (h)		2,470,000	1,235
rights 6/30/07 (h)		2,470,000	1,235
7.5% 1/14/12		620,000	664,950
8.3% 8/15/31		2,015,000	2,125,825
8.625% 3/12/08		235,000	270,250
10.375% 2/17/09		1,865,000	2,298,613
11.375% 9/15/16		2,974,000	3,977,725
11.5% 5/15/26		875,000	1,194,375
TOTAL MEXICO			10,544,088
Nigeria - 1.4%
Central Bank of Nigeria:
Brady 6.25% 11/15/20		1,000,000	670,000
promissory note 5.092% 1/5/10		1,458,749	871,653
warrants 11/15/20 (a)(h)		1,000	0
TOTAL NIGERIA			1,541,653
Panama - 2.2%
Panamanian Republic:
8.25% 4/22/08		820,000	850,750
9.625% 2/8/11		1,395,000	1,531,013
TOTAL PANAMA			2,381,763
Peru - 2.7%
Peruvian Republic:
9.125% 1/15/08		1,440,000	1,468,800
9.125% 2/21/12		1,425,000	1,385,813
TOTAL PERU			2,854,613
Philippines - 0.8%
Philippine Republic:
8.375% 3/12/09		470,000	470,000
8.875% 4/15/08		375,000	390,000
TOTAL PHILIPPINES			860,000
Romania - 0.3%
Romanian Republic 8.5% 5/8/12 (Reg. S)	EUR	245,000	280,697
Government Obligations - continued
		Principal Amount (d)	Value (Note 1)
Russia - 13.8%
Russian Federation:
5% 3/31/30 (e)(f)		$ 6,335,000	$ 5,028,406
5% 3/31/30 (Reg. S) (e)		3,755,000	2,980,531
8.25% 3/31/10 (f)		920,557	973,489
8.25% 3/31/10 (Reg. S)		45,000	47,588
11% 7/24/18 (Reg. S)		2,727,000	3,265,583
12.75% 6/24/28 (Reg. S)		1,874,000	2,483,050
TOTAL RUSSIA			14,778,647
South Africa - 2.6%
South African Republic:
7.375% 4/25/12		1,360,000	1,472,200
9.125% 5/19/09		955,000	1,138,838
yankee 8.5% 6/23/17		175,000	198,188
TOTAL SOUTH AFRICA			2,809,226
Turkey - 4.5%
Turkish Republic:
10.5% 1/13/08		1,220,000	1,265,750
11.5% 1/23/12		415,000	428,488
11.75% 6/15/10		930,000	981,150
11.875% 1/15/30		1,010,000	1,055,450
12.375% 6/15/09		950,000	1,033,125
TOTAL TURKEY			4,763,963
Ukraine - 0.5%
Ukraine Government:
10% 3/15/07 (Reg. S)	EUR	302,400	314,712
11% 3/15/07 (Reg. S)		189,000	194,670
TOTAL UKRAINE			509,382
Uruguay - 0.1%
Uruguay Republic 7.875% 7/15/27		255,000	116,025
Venezuela - 3.2%
Venezuelan Republic:
oil recovery rights 4/15/20 (h)		4,005	0
9.25% 9/15/27		2,155,000	1,465,400
13.625% 8/15/18		245,000	214,375
Government Obligations - continued
		Principal Amount (d)	Value (Note 1)
Venezuela - continued
Venezuelan Republic: - continued
euro Brady:
par W-A 6.75% 3/31/20		$ 1,875,000	$ 1,495,313
par W-B 6.75% 3/31/20		360,000	287,100
TOTAL VENEZUELA			3,462,188
TOTAL GOVERNMENT OBLIGATIONS (Cost $73,314,287)			80,004,230
Common Stocks - 0.6%
	Shares
Brazil - 0.6%
Telebras sponsored ADR (Cost $870,860)	34,800	649,020
Sovereign Loan Participations - 0.3%
	Principal Amount (d)
Algeria - 0.3%
Algerian Republic loan participation:
Series 3 - Credit Suisse First Boston 2.625% 3/4/10 (g)	$ 258,769	234,186
Series 3 - Merrill Lynch, Pierce, Fenner & Smith, Inc. 2.625% 3/4/10 (g)	140,625	127,266
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $353,905)		361,452
Money Market Funds - 7.4%
	Shares
Fidelity Cash Central Fund, 1.43% (b) (Cost $7,863,291)	7,863,291	7,863,291
Purchased Options - 0.8%
Expiration Date/Strike Price		Underlying Face Amount	Value (Note 1)
Brazil - 0.8%
Lehman Brothers Holdings, Inc. Call Option on $4,820,000 notional amount of Brazilian Federative Republic bond 11% 8/17/40	March 2003/ $55.00	$ 3,024,550	$ 397,650
Salomon Brothers International, Ltd. Call Option on $7,191,434 notional amount of Brazilian Federative Republic Brady capitalization bond 8% 4/15/14	March 2003/ $60.00	4,764,325	460,252
TOTAL PURCHASED OPTIONS (Cost $494,879)			857,902
TOTAL INVESTMENT PORTFOLIO - 97.9% (Cost $98,172,476)	104,703,605
NET OTHER ASSETS - 2.1%	2,299,071
NET ASSETS - 100%	$ 107,002,676
Security Type Abbreviation
FLIRB	-	Front Loaded Interest Reduction Bonds
Currency Abbreviation
EUR	-	European Monetary Unit
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $10,750,393 or 10.0% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Quantity represents share amount.
(i) Represents right to receive interest payment on underlying security. Principal shown is original face of underlying security.
Other Information
The composition of credit quality ratings as a percentage of net assets, is as follows (ratings are unaudited):
Ratings
AAA, AA, A	1.4%
BBB	21.0
BB	29.6
B	29.9
CCC, CC, C	5.0
Not Rated	2.2
Equities	0.6
Other Investments	0.8
Short-Term and Net Other Assets	9.5
Total	100.0%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Purchases and sales of securities, other than short-term securities, aggregated $216,882,087 and $196,093,197, respectively.
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $361,452 or 0.3% of net assets.
Income Tax Information

At December 31, 2002, the fund had a capital loss carryforward of approximately $22,985,000 of which $12,498,000, $3,940,000, $1,507,000 and $5,040,000 will expire on December 31, 2006, 2007, 2009, and 2010, respectively.

The percentage of dividends distributed during the fiscal year representing income derived from sources within foreign countries or possessions of the United States for each class are 100%. (unaudited)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2002

Assets
Investment in securities, at value (cost $98,172,476) - See accompanying schedule		$ 104,703,605
Receivable for investments sold		394,243
Receivable for fund shares sold		285,233
Dividends receivable		18,477
Interest receivable		2,469,180
Total assets		107,870,738

Liabilities
Payable for fund shares redeemed	$ 302,706
Distributions payable	334,406
Accrued management fee	59,554
Distribution fees payable	34,204
Other payables and accrued expenses	137,192
Total liabilities		868,062

Net Assets		$ 107,002,676
Net Assets consist of:
Paid in capital		$ 122,864,793
Undistributed net investment income		1,287,861
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(23,627,747)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,477,769
Net Assets		$ 107,002,676

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2002

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($13,919,652 ÷ 1,438,817 shares)	$ 9.67

Maximum offering price per share (100/95.25 of $9.67)	$ 10.15
Class T: Net Asset Value and redemption price per share ($57,154,114 ÷ 5,917,135 shares)	$ 9.66

Maximum offering price per share (100/96.50 of $9.66)	$ 10.01
Class B: Net Asset Value and offering price per share ($20,902,599 ÷ 2,148,437 shares) A	$ 9.73

Class C: Net Asset Value and offering price per share ($6,640,642 ÷ 684,049 shares) A	$ 9.71

Institutional Class: Net Asset Value, offering price and redemption price per share ($8,385,669 ÷ 873,861 shares)	$ 9.60

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2002

Investment Income
Dividends		$ 139,244
Interest		8,933,783
		9,073,027
Less foreign taxes withheld		(10,322)
Total income		9,062,705

Expenses
Management fee	$ 644,635
Transfer agent fees	270,859
Distribution fees	372,897
Accounting fees and expenses	62,143
Non-interested trustees' compensation	333
Custodian fees and expenses	49,703
Registration fees	61,494
Audit	50,840
Legal	9,970
Miscellaneous	3,094
Total expenses before reductions	1,525,968
Expense reductions	(9,073)	1,516,895
Net investment income (loss)		7,545,810
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(2,557,568)
Foreign currency transactions	(19,973)
Total net realized gain (loss)		(2,577,541)
Change in net unrealized appreciation (depreciation) on: Investment securities	4,818,927
Assets and liabilities in foreign currencies	1,349
Total change in net unrealized appreciation (depreciation)		4,820,276
Net gain (loss)		2,242,735
Net increase (decrease) in net assets resulting from operations		$ 9,788,545

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2002	Year ended December 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,545,810	$ 9,334,851
Net realized gain (loss)	(2,577,541)	(4,638,426)
Change in net unrealized appreciation (depreciation)	4,820,276	(31,619)
Net increase (decrease) in net assets resulting from operations	9,788,545	4,664,806
Distributions to shareholders from net investment income	(7,504,786)	(8,736,166)
Share transactions - net increase (decrease)	24,203,830	903,240
Total increase (decrease) in net assets	26,487,589	(3,168,120)
Net Assets
Beginning of period	80,515,087	83,683,207
End of period (including undistributed net investment income of $1,287,861 and undistributed net investment income of $1,088,519, respectively)	$ 107,002,676	$ 80,515,087

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 9.37	$ 9.81	$ 9.68	$ 7.78	$ 11.12
Income from Investment Operations
Net investment income (loss) C	.771	1.100 E	.899	.821	.943
Net realized and unrealized gain (loss)	.291	(.501) E	.391	1.884	(3.275)
Total from investment operations	1.062	.599	1.290	2.705	(2.332)
Distributions from net investment income	(.762)	(1.039)	(.947)	(.805)	(.834)
Distributions in excess of net investment income	-	-	(.213)	-	-
Distributions from capital	-	-	-	-	(.174)
Total distributions	(.762)	(1.039)	(1.160)	(.805)	(1.008)
Net asset value, end of period	$ 9.67	$ 9.37	$ 9.81	$ 9.68	$ 7.78
Total Return A,B	11.80%	6.35%	13.69%	36.35%	(21.94)%
Ratios to Average Net Assets D
Expenses before expense reductions	1.36%	1.45%	1.41%	1.46%	1.72%
Expenses net of voluntary waivers, if any	1.36%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.35%	1.40%	1.39%	1.40%	1.39%
Net investment income (loss)	8.17%	11.39%E	8.98%	9.57%	10.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,920	$ 7,601	$ 6,010	$ 2,140	$ 2,829
Portfolio turnover rate	222%	271%	293%	275%	514%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 9.36	$ 9.80	$ 9.67	$ 7.77	$ 11.11
Income from Investment Operations
Net investment income (loss) C	.763	1.095 E	.899	.815	.975
Net realized and unrealized gain (loss)	.289	(.506) E	.385	1.886	(3.319)
Total from investment operations	1.052	.589	1.284	2.701	(2.344)
Distributions from net investment income	(.752)	(1.029)	(.942)	(.801)	(.824)
Distributions in excess of net investment income	-	-	(.212)	-	-
Distributions from capital	-	-	-	-	(.172)
Total distributions	(.752)	(1.029)	(1.154)	(.801)	(.996)
Net asset value, end of period	$ 9.66	$ 9.36	$ 9.80	$ 9.67	$ 7.77
Total Return A,B	11.70%	6.25%	13.64%	36.34%	(22.07)%
Ratios to Average Net Assets D
Expenses before expense reductions	1.47%	1.53%	1.46%	1.42%	1.50%
Expenses net of voluntary waivers, if any	1.47%	1.50%	1.46%	1.42%	1.50%
Expenses net of all reductions	1.46%	1.50%	1.45%	1.42%	1.48%
Net investment income (loss)	8.06%	11.29% E	8.92%	9.54%	9.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,154	$ 46,740	$ 49,125	$ 55,715	$ 53,643
Portfolio turnover rate	222%	271%	293%	275%	514%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 9.42	$ 9.85	$ 9.72	$ 7.80	$ 11.16
Income from Investment Operations
Net investment income (loss) C	.703	1.039 E	.835	.761	.907
Net realized and unrealized gain (loss)	.295	(.504) E	.383	1.904	(3.334)
Total from investment operations	.998	.535	1.218	2.665	(2.427)
Distributions from net investment income	(.688)	(.965)	(.888)	(.745)	(.772)
Distributions in excess of net investment income	-	-	(.200)	-	-
Distributions from capital	-	-	-	-	(.161)
Total distributions	(.688)	(.965)	(1.088)	(.745)	(.933)
Net asset value, end of period	$ 9.73	$ 9.42	$ 9.85	$ 9.72	$ 7.80
Total Return A,B	10.99%	5.62%	12.83%	35.58%	(22.66)%
Ratios to Average Net Assets D
Expenses before expense reductions	2.13%	2.22%	2.14%	2.10%	2.21%
Expenses net of voluntary waivers, if any	2.13%	2.15%	2.14%	2.10%	2.15%
Expenses net of all reductions	2.12%	2.15%	2.12%	2.10%	2.13%
Net investment income (loss)	7.39%	10.64% E	8.25%	8.86%	9.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,903	$ 15,736	$ 18,637	$ 19,054	$ 16,703
Portfolio turnover rate	222%	271%	293%	275%	514%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 9.40	$ 9.84	$ 9.70	$ 7.79	$ 11.11
Income from Investment Operations
Net investment income (loss) C	.690	1.025 E	.821	.750	.792
Net realized and unrealized gain (loss)	.298	(.509) E	.395	1.893	(3.191)
Total from investment operations	.988	.516	1.216	2.643	(2.399)
Distributions from net investment income	(.678)	(.956)	(.878)	(.733)	(.762)
Distributions in excess of net investment income	-	-	(.198)	-	-
Distributions from capital	-	-	-	-	(.159)
Total distributions	(.678)	(.956)	(1.076)	(.733)	(.921)
Net asset value, end of period	$ 9.71	$ 9.40	$ 9.84	$ 9.70	$ 7.79
Total Return A,B	10.90%	5.43%	12.84%	35.31%	(22.47)%
Ratios to Average Net Assets D
Expenses before expense reductions	2.24%	2.32%	2.25%	2.23%	4.84%
Expenses net of voluntary waivers, if any	2.24%	2.25%	2.25%	2.23%	2.25%
Expenses net of all reductions	2.23%	2.25%	2.24%	2.23%	2.23%
Net investment income (loss)	7.29%	10.54% E	8.13%	8.73%	9.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,641	$ 3,411	$ 3,157	$ 2,402	$ 964
Portfolio turnover rate	222%	271%	293%	275%	514%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 9.30	$ 9.75	$ 9.62	$ 7.74	$ 11.06
Income from Investment Operations
Net investment income (loss)B	.793	1.118 D	.928	.837	.931
Net realized and unrealized gain (loss)	.295	(.507) D	.392	1.868	(3.229)
Total from investment operations	1.088	.611	1.320	2.705	(2.298)
Distributions from net investment income	(.788)	(1.061)	(.972)	(.825)	(.846)
Distributions in excess of net investment income	-	-	(.218)	-	-
Distributions from capital	-	-	-	-	(.176)
Total distributions	(.788)	(1.061)	(1.190)	(.825)	(1.022)
Net asset value, end of period	$ 9.60	$ 9.30	$ 9.75	$ 9.62	$ 7.74
Total Return A	12.21%	6.53%	14.11%	36.59%	(21.75)%
Ratios to Average Net AssetsC
Expenses before expense reductions	1.09%	1.17%	1.12%	1.14%	2.30%
Expenses net of voluntary waivers, if any	1.09%	1.17%	1.12%	1.14%	1.25%
Expenses net of all reductions	1.08%	1.17%	1.11%	1.13%	1.24%
Net investment income (loss)	8.44%	11.62%D	9.27%	9.83%	10.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,386	$ 7,028	$ 6,754	$ 5,778	$ 1,434
Portfolio turnover rate	222%	271%	293%	275%	514%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2002

1. Significant Accounting Policies.

Fidelity Advisor Emerging Markets Income Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees. A debt obligation is removed from non-accrual status when the issuer resumes interest payments on when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, prior period premium and discount on debt securities, market discount, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 12,034,988
Unrealized depreciation	(4,976,168)
Net unrealized appreciation (depreciation)	7,058,820
Undistributed ordinary income	63,951
Capital loss carryforward	(22,984,855)
Cost for federal income tax purposes	$ 97,644,785

The tax character of distributions paid during the current and prior year was as follows:

Ordinary Income	$ 7,504,786	$ 8,736,166

Annual Report

Notes to Financial Statements - continued

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations, corporate obligations and mortgage loan obligations which may be below investment-grade quality, and equity securities. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Options. The fund may use options to manage its exposure to the bond market and to fluctuations in interest rates. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. The underlying face amount at value of any open options at period end is shown in the Schedule of Investments under the caption'"Purchased Options". This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities, except purchased options on foreign currency which are included in realized gains (losses) on foreign currency transactions.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

2. Operating Policies - continued

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the fund's average net assets and a group fee rate that averaged ..13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .68% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 17,192	$ -
Class T	0%	.25%	126,668	1,401
Class B	.65%	.25%	175,949	127,073
Class C	.75%	.25%	53,088	21,423
			$ 372,897	$ 149,897

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 29,258	$ 13,826
Class T	37,316	12,252
Class B*	75,943	75,943
Class C*	4,015	4,015
	$ 146,532	$ 106,036

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 32,701.28
Class T	147,794.29
Class B	60,690.31
Class C	16,836.32
Institutional Class	12,838.16
	$ 270,859

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $75,838 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $2,697 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $6,376.

7. Credit Risk.

The fund's relatively large investment in countries with limited or developing capital markets may involve greater risk than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.

Annual Report

Notes to Financial Statements - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended December 31,
	2002	2001
From net investment income
Class A	947,500	811,674
Class T	4,084,843	5,161,616
Class B	1,422,617	1,691,510
Class C	392,928	322,340
Institutional Class	656,898	749,026
Total	$ 7,504,786	$ 8,736,166

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended December 31,		Year ended December 31,
	2002	2001	2002	2001
Class A
Shares sold	852,071	428,785	$ 8,142,132	$ 4,193,098
Reinvestment of distributions	77,080	73,857	729,264	708,876
Shares redeemed	(301,622)	(304,198)	(2,802,024)	(2,921,547)
Net increase (decrease)	627,529	198,444	$ 6,069,372	$ 1,980,427
Class T
Shares sold	2,890,309	1,869,282	$ 27,599,098	$ 18,349,145
Reinvestment of distributions	370,834	460,399	3,505,686	4,422,496
Shares redeemed	(2,339,475)	(2,348,252)	(22,039,192)	(22,751,434)
Net increase (decrease)	921,668	(18,571)	$ 9,065,592	$ 20,207
Class B
Shares sold	1,131,813	622,591	$ 10,936,498	$ 6,152,786
Reinvestment of distributions	116,020	134,602	1,103,607	1,301,581
Shares redeemed	(769,945)	(978,625)	(7,251,068)	(9,560,038)
Net increase (decrease)	477,888	(221,432)	$ 4,789,037	$ (2,105,671)
Class C
Shares sold	456,033	127,398	$ 4,324,835	$ 1,243,203
Reinvestment of distributions	31,812	26,651	302,010	256,539
Shares redeemed	(166,655)	(112,113)	(1,545,439)	(1,094,824)
Net increase (decrease)	321,190	41,936	$ 3,081,406	$ 404,918
Institutional Class
Shares sold	380,303	136,939	$ 3,659,861	$ 1,319,442
Reinvestment of distributions	61,198	73,053	575,101	697,017
Shares redeemed	(323,244)	(147,257)	(3,036,539)	(1,413,100)
Net increase (decrease)	118,257	62,735	$ 1,198,423	$ 603,359

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Advisor Series VIII and the Shareholders of Fidelity Advisor Emerging Markets Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Emerging Markets Income Fund (a fund of Fidelity Advisor Series VIII) at December 31, 2002 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Emerging Markets Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 11, 2003

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 270 funds advised by FMR or an affiliate. Mr. McCoy oversees 272 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Emerging Markets Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1990

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), Chemical Financial Corporation, Computer Associates International Inc. (integrated computer software products, 2002), and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Philip L. Bullen (43)

Year of Election or Appointment: 2001

Vice President of Advisor Emerging Markets Income. Mr. Bullen also serves as Vice President of certain Equity Funds (2001) and certain High Income Funds (2001). He is Senior Vice President of FMR (2001) and FMR Co., Inc. (2001), President and a Director of Fidelity Management & Research (Far East) Inc. (2001), President and a Director of Fidelity Management & Research (U.K.) Inc. (2002), and a Director of Strategic Advisers, Inc. (2002). Before joining Fidelity Investments, Mr. Bullen was President and Chief Investment Officer of Santander Global Advisors (1997-2000) and President and Chief Executive Officer of Boston's Baring Asset Management Inc. (1994-1997).

John H. Carlson (52)

Year of Election or Appointment: 1996

Vice President of Advisor Emerging Markets Income. Mr. Carlson is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Carlson managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Advisor Emerging Markets Income. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Advisor Emerging Markets Income. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Emerging Markets Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). In 2001, Mr. Hayes was appointed President of Fidelity Investments Operations Group (FIOG), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John H. Costello (56)
Year of Election or Appointment: 1994 Assistant Treasurer of Advisor Emerging Markets Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Emerging Markets Income. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (47)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Emerging Markets Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (44)

Year of Election or Appointment: 2000

Assistant Treasurer of Advisor Emerging Markets Income. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

EMII-ANN-0203 337852
1.540212.105

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